Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Related Party [Abstract]
Transactions with key management personnel
Transactions with key management personnel and directors are noted in the table below.

	Years Ended December 31
	2019	2018
Short-term employee benefits	$6,202	$8,703
Share-based compensation	9,188	10,985
Termination payments	2,208	3,025
Total compensation for key management personnel	$17,598	$22,713